SUBSEQUENT EVENTS (Details Narrative) - USD ($)			12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Operating loss carryforwards	$ 3,753,268	$ 6,610,119	$ 3,753,268	$ 6,610,119
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	779,568	2,460,935
Federal and state net operating loss carry-forwards	$ 1,293,020	$ 1,672,749	1,293,020	1,672,749
Foreign tax expenses and liabilities			$ 0	$ 0